Financial risk management - Movements on provision for impairment (Details) - Trade receivables - Accumulated impairment - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movements on the provision for impairment of trade receivables
Provision at beginning of year	£ 16,259	£ 12,240
Increase/ (decrease) in provision recognized in profit or loss during the year	387	(72)
Unused amount reversed - cash received	(111)	(535)
Receivables written off during the year as uncollectible	(12,228)	(127)
Receivables offset against contract liabilities - deferred revenue	6,665	4,724
Foreign exchange gains on retranslation recognized in profit or loss during the year	13	29
Provision at end of year	£ 10,985	£ 16,259